Contract Liabilities and Advances from Customers	12 Months Ended
Dec. 31, 2024
Deferred income including contract liabilities [abstract]
Contract liabilities and advances from customers

34. Contract liabilities and advances from customers

Contract liabilities and advances from customers are as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Contract Liabilities	16,545	22,306
Advances from customers	60,668	62,310
Total contract liabilities and advances from customers	77,213	84,616

Current	33,167	45,198
Non-current	44,046	39,418

Contract liabilities relate to ongoing customer-specific construction contracts of the Engineering Segment and of the In-vitro diagnostic and DDS businesses, which are part of the Biopharmaceutical and Diagnostic Solutions Segment. The Group has contract liabilities of EUR 16,545 thousand and EUR 22,306 thousand at December 31, 2024 and December 31, 2023 respectively. Contract liabilities gross amounts to EUR 68,560 thousand (EUR 76,853 thousand in 2023), net of advance invoices issued of EUR 85,105 thousand (EUR 99,159 thousand in 2023).

Advances from customers relate to sales whose revenue are recognized at point in time.